Non-controlling Interest In Subsidiaries (Non-controlling interest in subsidiaries ) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	$ 92	$ 112
Icd Utilities Limited [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	52	53
Grand Bahama Power Company Limited [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Amount Represented by Preferred Stock	19	34
Dominica Electricity Services Ltd. [Member]
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	$ 21	$ 25